Share-Based Compensation - Summary of RSU activities (Details) - 2018 Plan - RSU $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Number of RSUs
Outstanding at beginning of the year (in shares) | shares	81,984,488	81,984,488
Granted (in shares) | shares	36,331,044	36,331,044
Vested | shares	(26,726,376)	(26,726,376)
Forfeited (in shares) | shares	(3,126,540)	(3,126,540)
Outstanding at end of the year (in shares) | shares	88,462,616	88,462,616		81,984,488
Weighted average grand date fair value
Outstanding at beginning of the year | $ / shares		$ 15.5100
Granted | $ / shares		23.3860	$ 13.0177		$ 32.4843
Vested | $ / shares		14.6771
Forfeited | $ / shares		19.3649
Outstanding at end of the year | $ / shares		$ 18.8600	$ 15.5100
Restricted share units vested	¥ 2,765,817	$ 389,557		¥ 1,539,004		¥ 675,837
Unrecognized share-based compensation expenses	¥ 6,824,175						$ 961,165
Weighted-average period for recognition of share-based compensation expense relating to unvested options	2 years 8 months 8 days	2 years 8 months 8 days